CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) (Parentheticals) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment, accumulated depreciation and amortization	$ 1,710	$ 1,675	$ 1,575
Intangible assets, accumulated amortization	$ 36	$ 35	$ 32
Common stock, without par value	$ 0	$ 0
Common stock, shares authorized	235,000,000	235,000,000
Common stock, shares issued	224,203,112	224,203,112	224,203,112
Common stock, shares outstanding	224,203,112	224,203,112	224,203,112